Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components Loss Before Taxes

The components of income / (loss) before taxes for the years ended December 31, 2025, 2024 and 2023 consisted of the following:

	For the Year Ended December 31,
	2025	2024	2023
United Kingdom	$(85,251)	$(46,202)	$24,130
United States	(100,537)	(49,227)	(80,969)
Foreign Other	113,727	109,453	77,428
Income from operations before taxes	$(72,061)	$14,024	$20,589

Schedule of Income Tax Benefit	The income tax expense / (benefit) consists of the following:

	For the Year Ended December 31,
	2025	2024	2023
Current:
United Kingdom	$4,554	$(4,924)	$(3,447)
United States	913	2,235	2,247
Foreign Other	30,576	27,740	22,348
Total	36,043	25,051	21,148

Deferred:
United Kingdom	20,248	(5,667)	15,764
United States	71,553	(12,020)	11,395
Foreign Other	(17,398)	(15,500)	(7,467)
Total	74,403	(33,187)	19,692
Income tax expense / (benefit)	$110,446	$(8,136)	$40,840

Schedule of Effective Income Tax Rate

The following is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for the year ended December 31, 2025:

	For the Year Ended December 31,
	2025
	Amount	Percentage
United Kingdom corporate tax rate	(18,015)	25.0%

Foreign Tax Effects
United States
Tax rate differential	3,663	(5.1)%
State taxes	14,233	(19.8)%
Changes in valuation allowance	77,317	(107.3)%
Base erosion and anti-abuse tax	2,544	(3.5)%
Non-deductible share based compensation	700	(1.0)%
Other tax adjustments	(878)	1.2%

Canada
Tax rate differential	(1,272)	1.8%
Changes in valuation allowance	(6,982)	9.7%
Provincial taxes	(4,054)	5.6%
Other tax adjustments	6	(0.0)%

Ireland
Tax rate differential	(4,427)	6.1%
Additional taxes on passive income	895	(1.2)%
Pillar II taxes	269	(0.4)%
Other tax adjustments	119	(0.2)%

Bulgaria
Tax rate differential	(2,036)	2.8%
Pillar II taxes	586	(0.8)%
Other tax adjustments	450	(0.6)%

Peru
Tax rate differential	791	(1.1)%
Withholding tax on dividend distributions	900	(1.2)%
Other tax adjustments	902	(1.3)%

Other foreign jurisdictions	(1,368)	1.9%

Nontaxable or Nondeductible Items
Share-based compensation	617	(0.9)%
Legal fees in respect of litigation	9,837	(13.7)%
Other tax adjustments	(546)	0.8%
Personnel related costs	1,392	(1.9)%

Changes in Unrecognized Tax Benefits	(2,008)	2.8%
Changes in Valuation Allowance	36,811	(51.1)%
Tax expense / (benefit) / Effective tax rate	110,446	(153.3)%

The following is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2024 and 2023 as previously disclosed and before adoption of ASU 2023‑09:

	For the Year Ended December 31,
	2024	2023
United Kingdom corporate tax rate	25.0%	23.5%
Changes in respect of prior periods	(74.3)%	41.6%
Rate change	(1.1)%	4.5%
Expenses not deductible for tax purposes	46.1%	9.5%
Tax effect of short fall on share-based compensation	22.9%	22.3%
Gains and losses not subject to income tax	—	(1.5)%
Withholding tax on unremitted earnings	11.4%	8.7%
Movement in deferred tax not recognized	20.2%	131.9%
Movement in tax losses not recognized	(32.7)%	(7.0)%
Foreign income taxed at different rates	(57.0)%	(31.8)%
Pillar II taxes	10.1%	—
Movement in uncertain tax positions	(21.9)%	(3.4)%
Impact of gains and losses on derivative instruments	(7.3)%	—
Other	0.6%	0.1%
Effective tax rate	(58.0)%	198.4%

Schedule of Income Taxes Paid

Income taxes paid

The following table includes details of income taxes paid for the years ended December 31, 2025:

For the Year Ended December 31,
2025
United Kingdom	$6,864
United States - Federal Taxes	595
United States - State Taxes	712
Peru	14,601
Mexico	2,588
Ireland	7,232
Canada	2,236
Austria	(2,981)
Bulgaria	1,210
Switzerland	1,026
Other foreign payments	2,007
Total	$36,090

Schedule of Beginning and Ending of Gross Unrecognized Tax Positions

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions is as follows:

	For the Year Ended December 31,
	2025	2024	2023
Beginning unrecognized tax benefits	$4,957	$8,035	$16,769
Decreases related to prior year tax positions	(2,018)	(3,078)	(1,302)
Increases related to prior year tax provisions	10	-	-
Increases related to current year tax provisions	-	-	464
Decreases related to settlement with tax authorities	-	-	(7,896)
Closing unrecognized tax benefits	$2,949	$4,957	$8,035

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred tax were as follows:

	For the Year Ended December 31,
	2025	2024
Deferred tax assets:
Property and equipment	$7,287	$6,316
Intangible assets	21,420	60,250
Carry forward tax losses	134,056	129,096
Excess interest carry forward	143,832	110,918
Accrued and unpaid expenses	5,386	9,769
Financial instruments	4,237	2,606
Other	12,144	13,690
Total deferred tax assets	328,362	332,645
Valuation allowance	(223,868)	(103,337)
Net deferred tax assets	104,494	229,308
Deferred tax liabilities:
Property and equipment	(1,651)	(2,888)
Intangible assets	(172,466)	(216,279)
Other	(8,673)	(10,407)
Total deferred tax liabilities	(182,790)	(229,574)
Net deferred tax liabilities	$(78,296)	$(266)